Expense Example - Investor Class and Class H - Retailing Fund	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class H 1 Year	Class H 3 Years	Class H 5 Years	Class H 10 Years
USD ($)	146	452	782	1,713	172	533	918	1,998